Property and equipment	12 Months Ended
Jun. 30, 2022
Property and equipment
Property and equipment

7.Property and equipment

	Office furniture		Stockroom
	and computer	Software and	and production	Tradeshow	Leasehold
	equipment	books	equipment	equipment	improvements	Total
Cost	$	$	$	$	$	$
Balance at July 1, 2020	1,989	413	1,291	47	322	4,062
Additions through business combinations (Note 20)	473	—	4,862	—	—	5,335
Additions	867	4	235	—	27	1,133
Disposals	—	—	(133)	—	—	(133)
Balance at June 30, 2021	3,329	417	6,255	47	349	10,397
Additions through business combination (Note 20)	540	2	3,619	—	11	4,172
Additions	893	41	807	—	126	1,867
Disposals	(25)	(2)	(231)	—	(10)	(268)
Balance at June 30, 2022	4,737	458	10,450	47	476	16,168

Accumulated depreciation
Balance at July 1, 2020	996	224	492	39	109	1,860
Depreciation expense	376	90	380	2	36	884
Balance at June 30, 2021	1,372	314	872	41	145	2,744
Depreciation expense	1,081	99	1,888	6	78	3,152
Disposals	—	—	(1)	—	(1)	(2)
Balance at June 30, 2022	2,453	413	2,759	47	222	5,894

Net book value as at:
Balance at July 1, 2020	993	189	799	8	213	2,202
Balance at June 30, 2021	1,957	103	5,383	6	204	7,653
Balance at June 30, 2022	2,284	45	7,691	—	254	10,274

For the year ended June 30, 2022, depreciation expense of $1,289 (June 30, 2021 - $687) was recorded in general and administration expense in the consolidated statements of income (loss) and comprehensive income (loss). Depreciation expense in the amount of $1,864 was included in cost of sales for the year ended June 30, 2022 (June 30, 2021 - $197).